Warrants (Details)						1 Months Ended	3 Months Ended			6 Months Ended
	Apr. 30, 2022 USD ($) d shares	Jan. 31, 2022 USD ($) shares	Jan. 30, 2022 $ / shares shares	Oct. 31, 2021 USD ($) shares	Aug. 10, 2021 USD ($) $ / shares shares	Jan. 28, 2022 shares	Apr. 30, 2022 USD ($) d shares	Jan. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares	Apr. 30, 2022 USD ($) d	Dec. 27, 2021 $ / shares
Disclosure of classes of share capital [line items]
Warrants, term	5 years						5 years			5 years
Exercise price of warrants (in dollars per share)			$ 11.5
Redemption price of warrants (in dollars per share)			$ 0.1								$ 0.1
Number of warrants exercised (in shares) | shares			9,678			7,596	9,578	1,982	100
Proceeds from exercise of warrants | $							$ 22,370
Cashless exercises | $							$ 45,868,706
Exercise of warrants (in shares) | shares						7,596	(22,540,651)	1,982	100
Cashless exercises (in shares) | shares							22,540,651
Redemptions | $							$ 44,967
Redemptions (in shares) | shares							449,665
Warrants | $	$ 0			$ 82,109,334			$ 0		$ 82,109,334	$ 0
Fair value adjustment of warrants | $										$ 36,173,291
Shares issued per warrant											0.253
Number of warrants unexercised (in shares) | shares			449,665
Public Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)					$ 11.5
Redemption price of warrants (in dollars per share)					0.01
Warrants outstanding, threshold trading days | d	20						20			20
Warrants outstanding, threshold consecutive trading days | d	30						30			30
Redemption price of warrants after maximum stock price trigger (in dollars per share)					0.1
Public Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)					10
Public Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)					18
Private Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants (in dollars per share)					11.5
Private Warrant | Minimum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)					10
Private Warrant | Maximum
Disclosure of classes of share capital [line items]
Warrants, stock price trigger (in dollars per share)					$ 18
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares	0	0		22,999,894	23,000,000
Fair market value of warrants (in dollars per share)					$ 2.1
Warrant liability | $	$ 0	$ 0		$ 82,109,334	$ 48,299,987		$ 0	$ 0	$ 82,109,334	$ 0
Peridot Acquisition Corp. | Public Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares					15,000,000
Peridot Acquisition Corp. | Private Warrant
Disclosure of classes of share capital [line items]
Number of warrants assumed in acquisition (in shares) | shares					8,000,000